Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.	Stockholders’ Equity

Stock Repurchase Plan

On October 15, 2007, the Company announced the adoption of a stock repurchase plan authorizing the repurchase of up to $ 7.5 million of the Company’s common stock. Purchases will be funded out of cash on hand and made from time to time in the open market. From the inception of the buyback program through March 31, 2014, the Company had repurchased 40,481 shares at an average price of $ 106.62 per share, leaving $ 3,184,000 available under the repurchase plan. The shares repurchased are being held as treasury stock. As of March 31, 2014, there were no plans to repurchase any additional shares.

Cash Dividends

The Company has not declared any cash dividends on its common stock and does not anticipate paying cash dividends in the foreseeable future.

Rights Agreement

On March 27, 2014, the Board of Directors (the “Board”) of the Company declared a dividend of one preferred share purchase right (a “Right”) for each outstanding share of common stock of the Company, to purchase from the Company one one-thousandth of a share of Series B Junior Participating Preferred Stock, par value $0.01 per share, of the Company at a price of $13.50 per one one-thousandth of a share of Preferred Stock, subject to adjustment as provided in the Rights Agreement. The Rights will expire upon the triggering of certain events, but in no event later than March 27, 2017. The Rights are initially not exercisable but will become exercisable upon certain triggering events occurring, such as any person or group becoming the beneficial owner of 4.99% or more of the outstanding common stock of the Company. The dividend was payable to stockholders of record at the close of business on April 7, 2014. The Board adopted the Rights Agreement to protect the Company from a possible limitation on the Company’s ability to use its net operating loss carryforwards and other future tax benefits, which may be used to reduce potential future income tax obligations.

8.	Stockholders’ Equity

Reverse Stock Split

On June 15, 2012, the Company effected a reverse stock split with respect to all outstanding shares of common stock and Class B common stock at a ratio of one-for-twenty. The Company also split the number of authorized shares of common stock at a ratio of one-for-fourteen, thereby reducing the aggregate number of authorized common stock shares to 10,000,000, and also split the number of authorized shares of Class B common stock at a ratio of one-for-twenty, thereby reducing the aggregate number of authorized Class B common stock shares to 3,750,000. All share and per share information and all necessary par value adjustments have been retroactively restated in the financial statements to reflect the effect of this reverse stock split.

Stock Repurchase Plan

On October 15, 2007, the Company announced the adoption of a stock repurchase plan authorizing the repurchase of up to $ 7.5 million of the Company’s common stock. Purchases will be funded out of cash on hand and made from time to time in the open market. From the inception of the buyback program through December 31, 2013, the Company had repurchased 40,481 shares at an average price of $ 106.62 per share, leaving $ 3,184,000 available under the repurchase plan. The shares repurchased are being held as treasury stock. As of December 31, 2013, there were no plans to repurchase any additional shares.

Dividends

The Company has not declared any dividends on its common stock and does not anticipate paying dividends in the foreseeable future.